Financing receivables - Changes in total allowance for credit losses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for losses	¥ 30	¥ 1,570		¥ 12,240
Allowance for loan and lease losses, write-offs	¥ 1,908	63,127	[1]
Subsidiaries [Member] | Loans with the client [Member] | US | Subprime Borkerage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for losses				9,289
Financing receivable, allowance for credit loss, recovery		2,071		¥ 2,535
Allowance for loan and lease losses, write-offs		¥ 59,025

[1]	Includes ¥59,025 million of write-offs in connection with the U.S. Prime Brokerage Event during the year ended March 31, 2023.